Retirement Benefit Plans - Disclosure of Movements in Present Value of Defined Benefit Obligations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	£ (93)
Current service cost paid by Santander UK plc	38	£ 36	£ 34
Interest cost	(5)	(10)	(24)
Past service curtailment costs	5	0	0
Remeasurement due to actuarial movements arising from:
– Changes in demographic assumptions	(17)	34	42
– Experience adjustments	(19)	(141)	(40)
– Changes in financial assumptions	(775)	1,940	1,394
Ending balance	(1,536)	(93)
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(13,894)	(12,165)
Current service cost paid by Santander UK plc	(29)	(24)
Current service cost paid by other subsidiaries	(9)	(12)
Interest cost	(188)	(253)
Employer salary sacrifice contributions	(9)	(2)
Past service cost	0	(1)
Past service curtailment costs	(5)	0
Remeasurement due to actuarial movements arising from:
– Changes in demographic assumptions	17	(34)
– Experience adjustments	19	141
– Changes in financial assumptions	775	(1,940)
Benefits paid	398	396
Derecognition of pension scheme liabilities arising from the sale of PSA	41	0
Ending balance	£ (12,884)	£ (13,894)	£ (12,165)